INCOME TAXES	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 — INCOME TAXES

Provision for Income Taxes

The components of the provision for income taxes were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Current Taxes

U.S. federal	$2,461	$14,086	$12,165
U.S. state and local	2,713	3,342	2,366
Foreign	12,587	11,423	9,858

Current taxes	$17,761	$28,851	$24,389

Deferred Taxes

U.S. federal	$12,780	$(6,250)	$(4,791)
U.S. state and local	1,113	(1,087)	(379)
Foreign	531	281	432

Deferred taxes	$14,424	$(7,056)	$(4,738)

Provision for income taxes	$32,185	$21,795	$19,651

U.S. and foreign components of income before income taxes were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

U.S.	$103,591	$69,212	$62,886
Foreign	62,343	54,415	44,901

Income before income taxes	$165,934	$123,627	$107,787

Effective Tax Rate

We adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) prospectively. The items accounting for the difference between income taxes computed at the U.S. federal statutory rate and our effective rate for the year ended June 30, 2026, pursuant to the requirements of ASU 2023-09, were as follows:

(In millions, except percentages)

Year Ended June 30,	2026

Federal statutory tax rate	$34,846	21.0%
Effect of:
State and local income tax, net of federal income tax effect (a)	2,573	1.6%
Foreign tax effects:
Ireland:
Statutory tax rate difference	(4,301)	(2.6)%
Other	809	0.5%
Other foreign jurisdictions (b)	3,248	2.0%
Effect of cross-border tax laws:
Global intangible low-taxed income (GILTI) (c)	5,068	3.1%
Foreign-derived intangible income deduction	(603)	(0.4)%
Other	799	0.5%
Tax credits:
Research and development credit	(1,453)	(0.9)%
Foreign tax credits	(9,151)	(5.5)%
Other	(14)	(0.0)%
Changes in unrecognized tax benefits (d)	1,094	0.7%
Other reconciling items, net	(730)	(0.6)%

Effective rate	$32,185	19.4%

(a)
In fiscal year 2026, state and local income taxes in California, Illinois, Minnesota, New Jersey, New York, and New York City made up the majority (greater than 50%) of the tax effect in this category.
(b)
Under ASU 2023-09, Foreign tax effects include foreign withholding taxes while the related foreign tax credits are included in the Tax credits category. Prior to adoption of ASU 2023-09, foreign withholding taxes were presented net of foreign tax credits.
(c)
Under ASU 2023-09, we elected to present the effect of cross-border tax laws gross and present the foreign tax credits related to GILTI within the Tax credits category.
(d)
Includes changes in unrecognized tax benefits on an aggregated basis for all jurisdictions, including interest and penalties.

As previously disclosed for the years ended June 30, 2025 and 2024, prior to the adoption of ASU 2023-09, the items accounting for the difference between income taxes computed at the U.S. federal statutory rate and our effective rate were as follows:

Year Ended June 30,	2025	2024

Federal statutory rate	21.0%	21.0%
Effect of:
Foreign earnings taxed at lower rates	(1.5)%	(1.4)%
Foreign-derived intangible income deduction	(1.0)%	(1.1)%
State income taxes, net of federal benefit	1.5%	1.5%
Research and development credit	(1.1)%	(1.1)%
Excess tax benefits relating to stock-based compensation	(0.9)%	(1.1)%
Interest, net	1.0%	1.1%
Other reconciling items, net	(1.4)%	(0.7)%

Effective rate	17.6%	18.2%

The decrease from the federal statutory rate in fiscal years 2026, 2025, and 2024 is primarily due to earnings taxed at lower rates in foreign jurisdictions resulting from producing and distributing our products and services through our foreign regional operations center in Ireland. In fiscal years 2026, 2025, and 2024, our foreign regional operating center in Ireland, which is taxed at a rate lower than the U.S. rate, generated 81%, 81%, and 83%, respectively, of our foreign income before tax. For fiscal year 2026, other reconciling items, net consists primarily of excess tax benefits related to stock-based compensation, impacts of tax law changes, and changes in valuation allowances. For fiscal year 2025 and 2024, other reconciling items, net consists primarily of individually immaterial reconciling items such as GILTI net of related foreign tax credit, and in fiscal year 2024, includes tax benefits from tax law changes. In fiscal year 2024, tax benefits from tax law changes primarily relate to the delay of the effective date of final foreign tax credit regulations. In fiscal years 2026, 2025, and 2024, there were no individually significant other reconciling items.

The increase in our effective tax rate for fiscal year 2026 compared to fiscal year 2025 was primarily due to changes in the mix of our earnings and tax expenses between the U.S. and foreign countries. The decrease in our effective tax rate for fiscal year 2025 compared to fiscal year 2024 was due to changes in the mix of our earnings and tax expenses between the U.S. and foreign countries.

The components of the deferred income tax assets and liabilities were as follows:

(In millions)

June 30,	2026	2025

Deferred Income Tax Assets

Stock-based compensation expense	$945	$909
Accruals, reserves, and other expenses	5,509	5,050
Loss and credit carryforwards	2,124	2,114
Amortization	3,843	4,118
Leasing liabilities	22,275	12,874
Unearned revenue	5,515	4,324
Book/tax basis differences in investments and debt	0	303
Capitalized research and development	15,305	16,891
Other	545	529

Deferred income tax assets	56,061	47,112
Less valuation allowance	(1,332)	(1,169)

Deferred income tax assets, net of valuation allowance	$54,729	$45,943

Deferred Income Tax Liabilities

Book/tax basis differences in investments and debt	$(2,972)	$0
Leasing assets	(21,474)	(12,696)
Depreciation	(17,675)	(5,699)
Deferred tax on foreign earnings	(396)	(1,148)
Other	(152)	(127)

Deferred income tax liabilities	$(42,669)	$(19,670)

Net deferred income tax assets	$12,060	$26,273

Reported As

Other long-term assets	$15,114	$29,108
Long-term deferred income tax liabilities	(3,054)	(2,835)

Net deferred income tax assets	$12,060	$26,273

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at enacted tax rates expected to be in effect when the taxes are paid or recovered.

As of June 30, 2026, we had federal, state, and foreign net operating loss carryforwards of $369 million, $715 million, and $2.9 billion, respectively. The federal and state net operating loss carryforwards have varying expiration dates ranging from fiscal year 2027 to 2046 or indefinite carryforward periods, if not utilized. The majority of our foreign net operating loss carryforwards do not expire. Certain acquired net operating loss carryforwards are subject to an annual limitation but are expected to be realized with the exception of those which have a valuation allowance. As of June 30, 2026, we had $613 million federal capital loss carryforwards for U.S. tax purposes. The federal capital loss carryforwards will expire in fiscal year 2030 if not utilized.

The valuation allowance disclosed in the table above relates to the foreign net operating loss carryforwards, federal capital loss carryforwards, and foreign tax credits carryforwards that may not be realized.

Income taxes paid, net of refunds, pursuant to the disclosure requirements of ASU 2023-09 in fiscal year 2026 were as follows:

(In millions)

Year Ended June 30	2026

U.S. federal	$6,246
U.S. state and local	2,917
Foreign
Ireland	6,495
Other	5,530

Income taxes paid, net of refunds	$21,188

Income taxes paid, net of refunds, were $28.7 billion, and $23.4 billion in fiscal years 2025 and 2024, respectively.

Uncertain Tax Positions

Gross unrecognized tax benefits related to uncertain tax positions as of June 30, 2026, 2025, and 2024, were $25.8 billion, $24.7 billion, and $22.8 billion, respectively, which were primarily included in long-term income taxes in our consolidated balance sheets. If recognized, the resulting tax benefit would affect our effective tax rates for fiscal years 2026, 2025, and 2024 by $21.6 billion, $21.2 billion, and $19.6 billion, respectively.

As of June 30, 2026, 2025, and 2024, we had accrued interest expense related to uncertain tax positions of $9.4 billion, $8.2 billion, and $6.8 billion, respectively, net of income tax benefits. The provision for income taxes for fiscal years 2026, 2025, and 2024 included interest expense related to uncertain tax positions of $1.4 billion, $1.3 billion, and $1.5 billion, respectively, net of income tax benefits.

The aggregate changes in the gross unrecognized tax benefits related to uncertain tax positions were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Beginning unrecognized tax benefits	$24,729	$22,760	$17,120
Decreases related to settlements	(221)	(240)	(76)
Increases for tax positions related to the current year	1,517	2,066	1,903
Increases for tax positions related to prior years	263	468	4,289
Decreases for tax positions related to prior years	(404)	(300)	(464)
Decreases due to lapsed statutes of limitations	(53)	(25)	(12)

Ending unrecognized tax benefits	$25,831	$24,729	$22,760

We remain under audit by the IRS for tax years 2014 to 2017. With respect to the audit for tax years 2004 to 2013, on September 26, 2023, we received Notices of Proposed Adjustment (“NOPAs”) from the IRS. The primary issues in the NOPAs relate to intercompany transfer pricing. In the NOPAs, the IRS is seeking an additional tax payment of $28.9 billion plus penalties and interest. As of June 30, 2026, we believe our allowances for income tax contingencies are adequate. We disagree with the proposed adjustments and will vigorously contest the NOPAs through the IRS’s administrative appeals office and, if necessary, judicial proceedings.

We are subject to income tax in many jurisdictions outside the U.S., some of which are currently under audit by local tax authorities. The resolution of these audits is not expected to be material to our consolidated financial statements. Our operations in Ireland remain subject to examination for tax years 2021 and thereafter.